Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,219	$ 4,185
Accumulated amortization	(1,368)	(1,331)
Net carrying amount	2,851	2,854	$ 2,901
Securities Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	186	164	193
Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	374	378	384
Investment and Wealth Management
Intangible Assets by Major Class [Line Items]
Net carrying amount	1,442	1,463	$ 1,475
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,643	1,605
Accumulated amortization	(1,368)	(1,331)
Net carrying amount	$ 275	274
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Customer contracts | Securities Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 779	731
Accumulated amortization	(593)	(567)
Net carrying amount	186	164
Finite-lived Intangible Assets | Customer contracts | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	269	280
Accumulated amortization	(266)	(273)
Net carrying amount	$ 3	7
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Securities Services
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	12 years
Finite-lived Intangible Assets | Customer contracts | Weighted Average | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	2 years
Finite-lived Intangible Assets | Customer relationships | Investment and Wealth Management
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 553	553
Accumulated amortization	(495)	(479)
Net carrying amount	$ 58	74
Finite-lived Intangible Assets | Customer relationships | Weighted Average | Investment and Wealth Management
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	7 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 42	41
Accumulated amortization	(14)	(12)
Net carrying amount	$ 28	29
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	12 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,576	2,580
Net carrying amount	2,576	2,580
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,291	1,292
Net carrying amount	1,291	1,292
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,285	1,288
Net carrying amount	$ 1,285	$ 1,288